Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	497
Document Period End Date	dei_DocumentPeriodEndDate	Dec. 14, 2018
Entity Registrant Name	dei_EntityRegistrantName	MAINSTAY FUNDS
Entity Central Index Key	dei_EntityCentralIndexKey	0000787441
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Dec. 14, 2018
Document Effective Date	dei_DocumentEffectiveDate	Dec. 14, 2018
Prospectus Date	rr_ProspectusDate	Feb. 28, 2018
MainStay MacKay Government Fund (Prospectus Summary) | MainStay MacKay Government Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MGVAX
MainStay MacKay Government Fund (Prospectus Summary) | MainStay MacKay Government Fund | Class B
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MCSGX
MainStay MacKay Government Fund (Prospectus Summary) | MainStay MacKay Government Fund | Class C
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MGVCX
MainStay MacKay Government Fund (Prospectus Summary) | MainStay MacKay Government Fund | Class I
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MGOIX
MainStay MacKay Government Fund (Prospectus Summary) | MainStay MacKay Government Fund | INVESTOR CLASS
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MGVNX
MainStay MacKay Government Fund (Prospectus Summary) | MainStay MacKay Government Fund | Class R6
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MGVDX
MainStay MacKay International Equity Fund (Prospectus Summary) | MainStay MacKay International Equity Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MSEAX
MainStay MacKay International Equity Fund (Prospectus Summary) | MainStay MacKay International Equity Fund | INVESTOR CLASS
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MINNX
MainStay MacKay International Equity Fund (Prospectus Summary) | MainStay MacKay International Equity Fund | Class B
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MINEX
MainStay MacKay International Equity Fund (Prospectus Summary) | MainStay MacKay International Equity Fund | Class C
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MIECX
MainStay MacKay International Equity Fund (Prospectus Summary) | MainStay MacKay International Equity Fund | Class I
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MSIIX
MainStay MacKay International Equity Fund (Prospectus Summary) | MainStay MacKay International Equity Fund | Class R1
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MIERX
MainStay MacKay International Equity Fund (Prospectus Summary) | MainStay MacKay International Equity Fund | Class R2
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MIRRX
MainStay MacKay International Equity Fund (Prospectus Summary) | MainStay MacKay International Equity Fund | Class R3
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MIFRX
MainStay MacKay International Equity Fund (Prospectus Summary) | MainStay MacKay International Equity Fund | Class R6
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MIFDX